Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-37.88%
U.S. Treasury Bills-37.88%(b)
1.59%, 02/06/2020	$400,000,000	$399,951,416
1.85%, 03/05/2020(c)	245,000,000	244,677,477
Total U.S. Treasury Securities (Cost $644,492,518)		644,628,893
	Shares
Money Market Funds-59.34%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d)	860,559,629	860,559,629
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 1.72%(d)	149,199,215	$149,199,215
Total Money Market Funds (Cost $1,009,758,844)		1,009,758,844
TOTAL INVESTMENTS IN SECURITIES-97.22% (Cost $1,654,251,362)		1,654,387,737
OTHER ASSETS LESS LIABILITIES-2.78%		47,327,666
NET ASSETS-100.00%		$1,701,715,403
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$44,937,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,112	June-2020	$62,538,880	$(6,633,831)	$(6,633,831)
Corn	1,475	December-2020	28,817,812	(774,614)	(774,614)
Gasoline RBOB	840	June-2020	58,600,080	(6,140,089)	(6,140,089)
Gold	284	December-2020	45,706,960	792,773	792,773
LME Copper	149	June-2020	20,759,425	(1,763,198)	(1,763,198)
LME Primary Aluminum	482	June-2020	20,903,738	(948,078)	(948,078)
LME Zinc	356	March-2020	19,624,500	(1,194,031)	(1,194,031)
Natural Gas	1,102	July-2020	22,987,720	(2,893,899)	(2,893,899)
NY Harbor ULSD	870	March-2020	59,501,736	(13,622,351)	(13,622,351)
Silver	124	March-2020	11,167,440	247,219	247,219
Soybean	621	July-2020	27,960,525	(1,893,202)	(1,893,202)
Sugar No. 11	2,053	October-2020	32,880,848	1,742,329	1,742,329
Wheat	1,144	July-2020	31,603,000	583,604	583,604
WTI Crude Oil	1,130	March-2020	58,262,800	(11,209,449)	(11,209,449)
Total Futures Contracts				$(43,706,817)	$(43,706,817)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Citibank, N.A.	Receive	Citigroup Gobal Markets Limited Commodity Index	0.21%	Monthly	February-2020	$170,000,000	$—	$(16,640,415)	$(16,640,415)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.28	Monthly	February-2020	270,000,000	—	(26,920,507)	(26,920,507)
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.26	Monthly	February-2020	270,000,000	—	(26,857,575)	(26,857,575)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2020
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCB008 Index	0.24%	Monthly	February-2020	$250,000,000	$—	$(24,447,652)	$(24,447,652)
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.24	Monthly	February-2020	270,000,000	—	(25,633,094)	(25,633,094)
UBS AG	Receive	UBS Custom UBSIB327 Index	0.22	Monthly	February-2020	100,000,000	—	(9,790,344)	(9,790,344)
Total - Total Return Swap Agreements							$—	$(130,289,587)	$(130,289,587)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $182,440,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Brent Crude Oil	12.40%
	WTI Crude Oil	12.11
	RBOB Gasoline	11.98
	Heating Oil	11.17
	Gold	9.07
	Sugar	6.52
	Wheat	6.23
	Corn	5.81
	Soybean	5.58
	Natural Gas	4.77
	Aluminium	4.13
	Copper	4.11
	Zinc	3.88
	Silver	2.24
	Total	100.00%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2020
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	Brent Crude Oil	12.22%
	RBOB Gasoline	12.00
	WTI Crude Oil	11.83
	Heating Oil	11.53
	Gold	9.08
	Sugar	6.53
	Wheat	6.24
	Corn	5.82
	Soybean	5.59
	Natural Gas	4.78
	Aluminium	4.14
	Copper	4.11
	Zinc	3.89
	Silver	2.24
	Total	100.00%
Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	Brent Crude Oil	12.30%
	RBOB Gasoline	11.98
	WTI Crude Oil	11.83
	Heating Oil	11.52
	Gold	9.07
	Sugar	6.52
	Wheat	6.23
	Corn	5.81
	Soybean	5.58
	Natural Gas	4.78
	Aluminium	4.14
	Copper	4.11
	Zinc	3.89
	Silver	2.24
	Total	100.00%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2020
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCB008 Index
	Long Futures Contracts
	Brent Crude Oil	12.40%
	WTI Crude Oil	12.11
	RBOB Gasoline	11.98
	Heating Oil	11.17
	Gold	9.06
	Sugar	6.52
	Wheat	6.23
	Corn	5.81
	Soybean	5.58
	Natural Gas	4.77
	Aluminium	4.13
	Copper	4.11
	Zinc	3.89
	Silver	2.24
	Total	100.00%
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Brent Crude Oil	12.36%
	WTI Crude Oil	12.07
	RBOB Gasoline	11.94
	Heating Oil	11.47
	Gold	9.03
	Sugar	6.50
	Wheat	6.21
	Corn	5.79
	Soybean	5.57
	Natural Gas	4.75
	Aluminium	4.12
	Copper	4.09
	Zinc	3.87
	Silver	2.23
	Total	100.00%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2020
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
UBS Custom UBSIB327 Index
	Long Futures Contracts
	Brent Crude Oil	12.41%
	WTI Crude Oil	12.11
	RBOB Gasoline	11.98
	Heating Oil	11.16
	Gold	9.07
	Sugar	6.52
	Wheat	6.23
	Corn	5.81
	Soybean	5.58
	Natural Gas	4.77
	Aluminium	4.13
	Copper	4.11
	Zinc	3.88
	Silver	2.24
	Total	100.00%

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$644,628,893	$-	$644,628,893
Money Market Funds	1,009,758,844	-	-	1,009,758,844
Total Investments in Securities	1,009,758,844	644,628,893	-	1,654,387,737
Other Investments - Assets(a)
Futures Contracts	3,365,925	-	-	3,365,925
Other Investments - Liabilities(a)
Futures Contracts	(47,072,742)	-	-	(47,072,742)
Swap Agreements	-	(130,289,587)	-	(130,289,587)
	(47,072,742)	(130,289,587)	-	(177,362,329)
Total Other Investments	(43,706,817)	(130,289,587)	-	(173,996,404)
Total Investments	$966,052,027	$514,339,306	$-	$1,480,391,333

(a)	Unrealized appreciation (depreciation).
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.